Net Loss Per Unit of CRLP (Tables) (Colonial Realty Limited Partnership)	12 Months Ended
Dec. 31, 2012
Colonial Realty Limited Partnership
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
For the years ended 2012, 2011 and 2010, a reconciliation of the numerator and denominator used in the basic and diluted loss from continuing operations per common unit of CRLP is as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Numerator:
Loss from continuing operations	$(32,120)	$(30,411)	$(46,395)
Adjusted by:
Income allocated to participating securities	(529)	(402)	(373)
Noncontrolling interest of limited partners - continuing operations	(43)	(53)	103
Distributions to limited partner preferred unitholders	—	(3,586)	(7,161)
Distributions to general partner preferred unitholders	—	—	(5,649)
Preferred unit repurchase gains	—	2,500	3,000
Preferred unit issuance costs	—	(1,319)	(4,868)
Loss from continuing operations available to common unitholders	$(32,692)	$(33,271)	$(61,343)
Denominator:
Denominator for basic net loss per unit — weighted average common units	94,410	91,389	79,536
Effect of dilutive securities	—	—	—
Denominator for diluted net loss per unit — adjusted weighted average common units	94,410	91,389	79,536